Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	27.50%		27.50%		27.50%
Effective tax rate		[1]		[1]	30.05%

[1]	The effective tax rate for the year ended December 31, 2020 is 30.05 % and the effective tax rate for the years ended December 31, 2021 and 2022 is not calculated due to income tax benefit.